Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares
Amount Registered | shares	1,377,784
Proposed Maximum Offering Price per Unit	21.91
Maximum Aggregate Offering Price	$ 30,187,247.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,168.86
Offering Note	(1) The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 1,377,784 Class A shares, $0.001 par value per share (the "Class A Shares"), of EagleRock Land, LLC, a Texas limited liability company, that may be delivered with respect to awards under the EagleRock Land, LLC Employee Share Purchase Plan (as amended from time to time, the "Plan"), which consist of shares of Class A Shares reserved and available for issuance under the Plan and additional shares of Class A Shares that may again become available for issuance under the Plan pursuant to the reallocation provisions of the Plan. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional Class A Shares that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. (3) The proposed maximum offering price per share and proposed maximum aggregate offering price for the Class A Shares covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a Class A Share as reported on the New York Stock Exchange on May 15, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $21.91.